Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Cash provided by (used in):
Net income (loss)	$ 10,509	$ 11,034
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	80	(139)
Stock-based compensation	620	0
Income tax provision	3,909	4,184
Interest income	(50,568)	(43,164)
Interest expense	16,441	13,695
Amortization	973	821
Foreign exchange rate changes on debt	3,060	0
Foreign exchange rate changes on cash	(1,172)
Interest received	47,681	41,372
Interest paid	(19,329)	(19,402)
Income taxes paid	(4,182)	(539)
Loans	(344,431)	(172,895)
Deposits	274,708	117,312
Change in other assets and liabilities	(10,326)	10,790
Net cash flows from (used in) operating activities	(72,027)	(36,931)
Acquisition of DBG, net of cash acquired	0	(7,473)
Purchase of investment (note 5)	0	(953)
Purchase of property and equipment	(195)	(67)
Net cash flows from (used in) investing activities	(195)	(8,493)
Financing:
Issuance of subordinated notes payable, net of issue costs (note 6)	0	89,498
Redemption of preferred shares (note 8)	0	(16,813)
Repayment of loan assumed from DBG	0	(1,410)
Redemption of securitization liability	0	(8,631)
Dividends paid	(1,868)	(2,140)
Repayment of lease obligations	(448)	(296)
Net cash flows from (used in) financing activities	(2,316)	60,208
Change in cash	(74,538)	14,784
Effect of exchange rate changes on cash	1,172	0
Cash, beginning of the period	271,523	257,644
Cash, end of the period	$ 198,157	$ 272,428